UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7812

WESTERN ASSET MUNICIPAL PARTNERS FUND II INC.

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: June 30

Date of reporting period: July 1, 2007–July 23, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

The Registrant merged with and into Western Asset Municipal Partners Fund Inc. as of July 23, 2007.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund II Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of Western Asset Municipal Partners Fund II Inc.

Date: August 15, 2008